REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2013
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 15:-	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION

a.	Reportable segments:

The Company operates in three operation-based segments: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions and these three segments comprise its reporting units.

Each of the operational segments is overseen by their respective segment managers. The segment managers report directly to the Chief Operating Decision Maker ("CODM") with respect to their operating results.

The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available.

The following tables present the financial information of the Company's reportable segments.

	Year ended December 31, 2013
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$592,299	$193,937	$163,048	$-	$949,284

Operating income	$115,525	$25,774	$29,449	$(90,995)	$79,753

	Year ended December 31, 2012
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$565,993	$185,916	$127,103	$-	$879,012

Operating income	$112,027	$27,645	$3,200	$(97,240)	$45,632

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$477,572	$191,852	$124,407	$-	$793,831

Operating income (loss)	$123,237	$27,164	$(6,662)	$(84,711)	$59,028

The following presents long-lived assets of December 31, 2013 and 2012, based on operational segments:

	December 31,
	2013	2012

Customer Interactions Solutions	$25,235	$24,247
Security Solutions	6,360	5,941
Financial Crime and Compliance Solutions	7,629	7,157
Non-allocated	5,119	3,933

	$44,343	$41,278

b.	Geographical information:

Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2013	2012	2011

Americas, principally the US	$596,663	$549,575	$499,162
EMEA *)	215,560	200,624	187,650
Israel	8,344	9,784	8,990
Asia Pacific	128,717	119,029	98,029

	$949,284	$879,012	$793,831

The following presents long-lived assets of December 31, 2013 and 2012, based on geographical segments:

	December 31,
	2013	2012

Americas, principally the US	$10,011	$8,583
EMEA *)	5,279	4,521
Israel	27,709	26,463
Asia Pacific	1,344	1,711

	$44,343	$41,278

*)	Includes Europe, the Middle East (excluding Israel) and Africa.